Convertible Debenture (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Convertible Debenture
Balance at beginning of period		$ 22,775,000
Change in fair value	$ 3,153,000	3,153,000	$ 164,000
Repayment of convertible debenture	$ (25,928,000)	(25,928,000)
Balance at end of period			22,775,000
Convertible debenture
Convertible Debenture
Balance at beginning of period		22,775,000
Recognition of liability			22,611,000
Change in fair value		3,153,000	164,000
Repayment of convertible debenture		$ (25,928,000)
Balance at end of period			$ 22,775,000